Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Summary of trade and other payables

		At December 31,
		2021	2020
	Note	$’m	$’m
Trade payables		1,006	646
Other payables and accruals including other tax and social security payable		240	195
Payables and accruals for exceptional items		15	2
Related party payables	25	9	—
		1,270	843